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David G. Wilson Waller Lansden Dortch & Davis, LLP 615.850.8586 direct david.wilson@wallerlaw.com

November 4, 2013

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Malibu Boats, Inc.

Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Malibu Boats, Inc. (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) to the staff of the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the initial public offering of the Company’s Class A Common Stock.

On behalf of our client, we confirm to you that as of the date of this letter, the Company is an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act, because its total gross revenues during the fiscal year ended June 30, 2013, its most recently completed fiscal year, were less than $1 billion. Please note this information is disclosed in the Company’s consolidated statements of income included in the Registration Statement on page F-4. In addition, on behalf of our client, we confirm to you that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) of the Securities Act have occurred.

A formal filing of the Registration Statement will be made at a later date, which in no event will be later than 21 days before the Company commences its road show.

If you have any questions or comments concerning this confidential submission, please do not hesitate to contact the undersigned at (615) 850-8586 or david.wilson@wallerlaw.com, or Jack Springer, the Company’s Chief Executive Officer at (865) 458-5478 or jacks@malibuboats.com.

Regards,

/s/ David G. Wilson

David G. Wilson

Waller Lansden Dortch & Davis, LLP

Cc: Jack Springer, Malibu Boats, Inc.